Employee Share Ownership Plans - Summary of Fair Value and Assumptions in the Calculation of Fair Value for Awards Issued (Detail) - BHP Group Limited [member]	12 Months Ended
	Jun. 30, 2026 USD ($) yr $ / shares
CDP awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year | $	$ 29.03
Share price at grant date | $ / shares	$ 43.45
CDP awards [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated life of awards	2
CDP awards [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated life of awards	5
LTIP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year | $	$ 17.3
Risk-free interest rate	3.70%
Estimated life of awards	5
Share price at grant date | $ / shares	$ 43.45
Estimated volatility of share price	23.45%
MAP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year | $	$ 29.33	[1]
MAP awards [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated life of awards	1	[1]
Share price at grant date | $ / shares	$ 42.08
MAP awards [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated life of awards	3	[1]
Share price at grant date | $ / shares	$ 56.17
Shareplus [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year | $	$ 30.18
Estimated life of awards	3
Share price at grant date | $ / shares	$ 48.14
Dividend yield	4.88%

[1]	Includes MAP awards granted on 3 October 2025 and 22 April 2026.